Direxion Monthly Small Cap Bull 1_75X Fund Expense Example - Direxion Monthly Small Cap Bull 1_75X Fund - Investor Class	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 163
Expense Example, with Redemption, 3 Years	583
Expense Example, with Redemption, 5 Years	1,028
Expense Example, with Redemption, 10 Years	$ 2,266